Cash And Cash Equivalents Liability Adjustments from Financing Activities (Details)	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
January 1,2017	₩ 42,334,964,000,000
Changes in liabilities arising from financing activities [Abstract]
Issuances	27,496,220,000,000
Redemption	(26,313,402,000,000)
Not involving cash inflows and outflows
Foreign Exchange	(828,678,000,000)
Variation of gains on valuation of hedged items	(39,373,000,000)
Others	4,626,000,000
December 31,2017	42,654,357,000,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
January 1,2017	18,769,515,000,000
Changes in liabilities arising from financing activities [Abstract]
Issuances	9,057,999,000,000
Redemption	(12,692,882,000,000)
Not involving cash inflows and outflows
Foreign Exchange	(350,429,000,000)
Others	503,000,000
December 31,2017	14,784,706,000,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
January 1,2017	23,565,449,000,000
Changes in liabilities arising from financing activities [Abstract]
Issuances	18,438,221,000,000
Redemption	(13,620,520,000,000)
Not involving cash inflows and outflows
Foreign Exchange	(478,249,000,000)
Variation of gains on valuation of hedged items	(39,373,000,000)
Others	4,123,000,000
December 31,2017	₩ 27,869,651,000,000